SHARE CAPITAL AND RESERVES (Detail Textuals 1)		12 Months Ended
	Aug. 09, 2018 CAD ($) Share Year	Nov. 30, 2018 CAD ($) Share Year $ / shares shares	Nov. 30, 2017 CAD ($) Share Year $ / shares shares	Nov. 30, 2016 Year $ / shares shares
Statements Line Items
Basic and diluted earnings (loss) per share | $ / shares		$ 3.14	$ 0.96	$ 0.25
Weighted average number of ordinary shares outstanding | shares		2,397,117	2,001,832	1,845,237
Basic and diluted profit per share attributable to non-controlling interests | $ / shares		$ 0.02
Attributable to non-controlling interests of weighted average number of common shares outstanding | shares		2,397,117
Expected life	0.94	0.94	5	0
Stock option holders granted stock options | Share		117,000	240,000
Share options
Statements Line Items
Exercise Price | $		$ 0.10
Percentage of options granted		15.00%		10.00%
Expected life		10
Stock option holders granted stock options | Share		117,000	240,000
Fair value of stock options | $		$ 207,438	$ 576,000
Weighted average remaining contractual life of outstanding share options		0.63
Share options | October 2, 2018
Statements Line Items
Percentage of vested share		25.00%
Share options | January 2, 2019
Statements Line Items
Percentage of vested share		25.00%
Share options | April 2, 2019
Statements Line Items
Percentage of vested share		25.00%
Share options | Bottom of range
Statements Line Items
Term of vested		1
Share options | Top of range
Statements Line Items
Term of vested		5
Leading Brands Inc. ("LBIX")
Statements Line Items
Stock option holders granted stock options | Share	117,000
Fair value of stock options | $	$ 96,303
Leading Brands Inc. ("LBIX") | Share options
Statements Line Items
Percentage of options granted		25.00%
Stock option holders granted stock options | Share		89,000
Fair value of stock options | $		$ 96,303
Percentage of vested share		25.00%